Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

As of December 31, 2023, and 2022, cash and cash equivalents consisted of the following:

	As of	As of
	December 31,	December 31,
	2022	2023
Correspondent accounts with Central Bank of Russia (CBR)	3,025	—
Сash with banks and on hand	9,833	1,529
Short-term CBR deposits	27,100	—
Other short-term bank deposits	7,507	5,771
Less: Allowance for ECL	(3)	—
Total cash and cash equivalents	47,462	7,300

Summary of credit quality of cash and cash equivalents based on scale of Russian rating agencies

	As of	As of
	December 31,	December 31,
	2022	2023
	Stage 1	Stage 1
Cash on hand	48	—
Cash with CBR	30,136	—
Cash with banks rated ruA- and above	9,461	6,000
Cash with banks rated ruB- and above	5,913	1,083
Cash with banks having no rating	1,907	217
Total	47,465	7,300

Schedule of cash and cash equivalents in different currencies

	As of	As of
	December 31,	December 31,
	2022	2023
Russian ruble	39,980	862
Euro	735	2,519
US Dollar	2,230	2,594
Chinese Yuan	2,160	—
Others	2,357	1,325
Total	47,462	7,300